Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended
	Mar. 18, 2026 CAD ($) shares	Mar. 18, 2026 USD ($) shares	Mar. 18, 2026 CAD ($) $ / shares shares	Dec. 31, 2025 shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares	Dec. 31, 2024 shares	May 31, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares
IfrsStatementLineItems [Line Items]
RSUs plan				262,776,228	2,222,222	1,684,659	176,947,216	3,569,449	1,722,210	6,886,167
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Commitment shares	15,047,619
Commitment shares value | $	$ 60,748
Cashless exercise of stock option		125,418	125,418
Exercise of warrants shares		3,902,522	3,902,522
Exercise of warrants value | $	$ 4,913
RSUs plan	86,444
Nonadjusting events [member] | Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
RSUs plan		126,000	126,000
Exercise price per | $ / shares			$ 9.17
Cash consideration		$ 541	$ 741